UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                      811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices)	(Zip code)

Andrew R. McCarroll, Esq.
Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code:                                   (901) 761-2474

Date of fiscal year end:                                                                                     December 31

Date of reporting period:                                                                              March 31, 2007

Item 1. — Schedule of Investments

Longleaf Partners Fund
Schedule of Investments
March 31, 2007
(Unaudited)

	Shares	Value

Common Stock 92.3%
Automobiles 3.9%
General Motors Corporation	14,240,000	$436,313,600

Broadcasting and Cable 6.9%
Comcast Corporation – Class A Special*	9,691,531	246,843,295
The DIRECTV Group, Inc.*	22,810,900	526,247,463

		773,090,758

Construction Materials 4.5%
Cemex S.A.B. de C.V.	157,540	517,222
Cemex S.A.B. de C.V. ADS	15,412,872	504,771,558

		505,288,780

Entertainment 9.5%
Discovery Holding Company – Class A*	4,335,344	82,935,131
Liberty Media Holding Corporation – Capital Series A*	4,217,676	466,432,789
The Walt Disney Corporation	15,489,800	533,313,814

		1,082,681,734

Insurance Brokerage 4.9%
Aon Corporation	14,627,000	555,240,920

Internet and Catalog Retail 4.8%
Liberty Media Holding Corporation – Interactive Series A*	22,584,666	537,966,744

Internet Services 1.4%
eBay, Inc.*	4,915,100	162,935,565

Multi-Industry 3.9%
Vivendi Universal, S.A.(b)	10,787,570	438,362,115

Natural Resources 8.3%
Chesapeake Energy Corporation	17,856,200	551,399,456
Pioneer Natural Resources Company(a)	8,784,400	378,695,484

		930,094,940

Property & Casualty Insurance 4.8%
The NipponKoa Insurance Company, Ltd.(a)(b)	63,701,000	545,977,681

Restaurants 4.8%
Yum! Brands, Inc.	9,369,100	541,159,216

Software 1.0%
Symantec Corporation*	6,314,800	109,246,040

	Shares	Value

Technology 13.4%
Dell Inc.*	42,797,779	$993,336,451
Koninklijke (Royal) Philips Electronics N.V.	11,806,035	450,887,711
Koninklijke (Royal) Philips Electronics N.V. ADR	1,787,165	68,090,986

		1,512,315,148

Telecommunications 16.4%
Level 3 Communications, Inc.*(a)	153,597,754	936,946,299
Sprint Nextel Corporation	26,817,900	508,467,384
Telephone and Data Systems, Inc.	1,530,800	91,266,296
Telephone and Data Systems, Inc. – Special	5,666,200	316,740,580

		1,853,420,559

Transportation 3.8%
FedEx Corporation(b)	3,998,600	429,569,598

Total Common Stocks (Cost $7,083,415,404)		10,413,663,398

	Principal
	Amount

Short-Term Obligations 7.6%
Repurchase Agreement with State Street Bank, 4.65% due 4/2/07, Repurchase price $307,883,259 (Collateralized by U.S. government securities)	307,764,000	307,764,000
U.S. Treasury Bills, 5.02% – 5.20% due 4-5-07 to 6-7-07	550,000,000	547,258,639

Total Short-Term Obligations		855,022,639

Total Investments (Cost $7,938,438,043)	99.9%	11,268,686,037
Other Assets and Liabilities, Net	0.1	13,506,788

Net Assets	100.0%	$11,282,192,825

Net asset value per share		$35.63

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Gain (Loss)

Euro 6-27-07	245,471,000	$329,041,364	$(559,436)
Japanese Yen 6-22-07	26,498,598,000	227,308,655	205,709
Japanese Yen 9-7-07	35,355,073,000	306,253,486	924,130

		$862,603,505	$570,403

*  Non-income producing security

(a)	Affiliated issuer as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer).

(b)	All or a portion designated as collateral for forward currency contracts.

See footnotes on page 8.

Longleaf Partners Small-Cap Fund

Schedule of Investments
March 31, 2007
(Unaudited)

	Shares	Value
Common Stock 84.0%
Beverages 3.1%
PepsiAmericas, Inc.	5,262,900	$117,467,928

Construction Materials 6.5%
Texas Industries, Inc.(a)	3,244,800	245,079,744

Entertainment 6.3%
Discovery Holding Company – Class A*	12,422,000	237,632,860

Food 4.0%
Del Monte Foods Company(a)	13,173,806	151,235,293

Funeral Services 5.3%
Service Corporation International(a)	16,719,400	198,292,084

Grocery – Retail 3.8%
Ruddick Corporation(a)	4,823,500	145,090,880

Information Technology 1.9%
Fair Isaac Corporation	1,902,400	73,584,832

Insurance Brokerage 7.2%
Hilb Rogal & Hobbs Company(a)	3,526,400	172,969,920
Willis Group Holdings Limited	2,513,000	99,464,540

		272,434,460

Manufacturing 1.5%
Worthington Industries, Inc.	2,658,700	54,716,046

Medical and Photo Equipment 5.6%
Olympus Corporation	6,149,000	210,289,121

Natural Resources 9.1%
Pioneer Natural Resources Company	4,004,300	172,625,373
Potlatch Corporation(a)	3,702,022	169,478,567

		342,103,940

Property & Casualty Insurance 9.8%
Everest Re Group, Ltd.	1,421,800	136,734,506
Fairfax Financial Holdings Limited	886,000	199,532,265
Odyssey Re Holdings Corp.	843,800	33,169,778

		369,436,549

Restaurants 7.6%
IHOP Corp.(a)	2,978,100	174,665,565
Wendy’s International, Inc.	3,663,800	114,676,940

		289,342,505

Software 1.3%
Trend Micro Incorporated	1,723,000	47,081,297

	Shares	Value
Telecommunications 11.0%
IDT Corporation	459,400	$5,182,032
IDT Corporation – Class B	10,133,310	115,013,068
Level 3 Communications, Inc.*	48,076,002	293,263,612

		413,458,712

Total Common Stocks (Cost $2,250,618,515)		3,167,246,251

	Principal
	Amount

Short-Term Obligations 15.9%

Repurchase Agreement with State Street Bank, 4.65% due 4-2-07, Repurchase price $102,818,827 (Collateralized by U.S. government securities)	102,779,000	102,779,000
U.S. Treasury Bills, 5.02% - 5.19% due 4-5-07 to 6-7-07	500,000,000	498,094,458

Total Short-Term Obligations		600,873,458

Total Investments (Cost $2,851,491,973)	99.9%	3,768,119,709
Other Assets and Liabilities, Net	0.1%	4,858,285

Net Assets	100.0%	$3,772,977,994

Net asset value per share		$32.34

*  Non-income producing security

(a)	Affiliated issuer as defined under section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer).

See footnotes on page 8.

Longleaf Partners International Fund
Schedule of Investments
March 31, 2007
(Unaudited)

	Shares	Value

Common Stock 94.2%
Automobiles 4.9%
Renault S.A.(a)	1,452,000	$169,813,786

Broadcasting and Cable 4.4%
British Sky Broadcasting Group plc(a)	13,762,000	152,730,578

Construction Materials 4.9%
Cemex S.A.B. de C.V. ADS	5,186,000	169,841,500

Financial Services 6.2%
Nikko Cordial Corporation(a)	15,129,000	216,073,549

Food 4.9%
Nestle S.A.	435,000	169,407,299

Gaming Machines 0.2%
Sankyo Co., Ltd.	152,000	6,681,602

Industrial Machinery 4.9%
Ingersoll-Rand Company Limited	3,931,000	170,487,470

Insurance Brokerage 4.1%
Willis Group Holdings Limited	3,586,000	141,933,880

Medical and Photo Equipment 6.3%
Olympus Corporation(a)	6,405,000	219,044,043

Multi-Industry 8.8%
Cheung Kong Holdings Limited	13,723,000	173,699,968
Vivendi Universal, S.A.(a)	3,192,000	129,709,645

		303,409,613

Natural Resources 4.8%
EnCana Corporation	3,265,000	165,306,950

Property & Casualty Insurance 17.5%
Fairfax Financial Holdings Limited	910,000	204,937,202
Millea Holdings, Inc.	4,198,000	155,323,150
The NipponKoa Insurance Company, Ltd.(a)	28,556,000	244,751,867

		605,012,219

Restaurants 4.3%
Yum! Brands, Inc.	2,558,000	147,750,080

	Shares	Value

Technology 12.3%
Dell Inc. *	11,382,751	$264,193,651
Koninklijke (Royal) Philips Electronics N.V.	1,365,931	52,166,667
Koninklijke (Royal) Philips Electronics N.V. ADR	2,889,269	110,081,149

		426,441,467

Telecommunications 5.7%
KDDI Corporation	17,163	137,053,488
NTT DoCoMo, Inc.(a)	31,629	58,512,576

		195,566,064

Total Common Stocks (Cost $2,143,909,218)		3,259,500,100

	Principal
	Amount

Short-Term Obligations 4.9%
Repurchase Agreement with State Street Bank, 4.65% due 4/2/07, Repurchase price $121,394,022 (Collateralized by U.S. government securities)	121,347,000	121,347,000
U.S. Treasury Bill, 5.04% due 4-12-07	50,000,000	49,924,986

Total Short-Term Obligations		171,271,986

Total Investments (Cost $2,315,181,204)	99.1%	3,430,772,086
Other Assets and Liabilities, Net	0.9	29,633,242

Net Assets	100.0%	$3,460,405,328

Net asset value per share		$ 19.98

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Gain(Loss)

British Pound 7-27-07	5,710,000	$11,224,440	$(15,882)
British Pound 9-20-07	71,770,000	141,015,909	(704,124)
Euro 6-27-07	72,587,000	97,299,174	(165,428)
Japanese Yen 5-23-07	23,318,901,000	199,288,124	5,140,156
Japanese Yen 6-22-07	38,233,032,000	327,968,260	(38,006)
Japanese Yen 7-27-07	6,956,133,000	59,929,044	(1,223,069)
Japanese Yen 9-7-07	28,262,763,000	244,818,323	(404,099)

		$1,081,543,274	$2,589,548

*	Non-income producing security.

(a)	All or a portion designated as collateral for forward currency contracts.

See footnotes on page 8.

Longleaf Partners Funds Trust
Notes to Schedules of Investments
March 31, 2007
(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2006 Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund
Unrealized Appreciation	$3,855,565,842	$933,588,211	$1,162,115,616
Unrealized Depreciation	(525,317,848)	(16,960,475)	(46,524,734)
Net Unrealized Appreciation	3,330,247,994	916,627,736	1,115,590,882

Cost for Federal Income Tax Purposes	$7,959,398,580	$2,851,811,942	$2,315,181,204

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended March 31, 2007.

	Shares at	Market Value
	March 31, 2007	March 31, 2007	December 31, 2006
Partners Fund
Level 3 Communications, Inc.*	153,597,754	$936,946,299	$453,762,400
Level 3 Communications, Inc.
10% Convertible Senior Notes due 5-1-11	–	–	403,628,583
The NipponKoa Insurance Company, Ltd.	63,701,000	545,977,681	516,545,229
Pioneer Natural Resources Company	8,784,400	378,695,484	348,652,836

		1,861,619,464	1,722,589,048

Small-Cap Fund
Del Monte Foods Company	13,173,806	151,235,293	–
Hilb Rogal & Hobbs Company	3,526,400	172,969,920	148,531,968
IHOP Corp.	2,978,100	174,665,565	156,945,870
Jacuzzi Brands, Inc.*	–	–	181,599,814
Potlach Corporation	3,702,022	169,478,567	162,222,604
Ruddick Corporation	4,823,500	145,090,880	133,852,125
Service Corporation International	16,719,400	198,292,084	171,373,850
Texas Industries, Inc.	3,244,800	245,079,744	208,413,504

		$1,256,812,053	$1,162,939,735

Purchases, sales and dividend income for these affiliates for the period ended March 31, 2007 were as follows:

	Purchases		Sales		Dividend or Interest Income (a)
Partners Fund
Level 3 Communications, Inc.	$222,079,000	(c)	$–		$–
Level 3 Communications, Inc. 10% Convertible Senior Notes due 5-1-11	–		222,079,000	(c)	1,048,731	(b)
The NipponKoa Insurance Company, Ltd.	–		–		3,769,370
Pioneer Natural Resources Company	–		–		1,141,972

	222,079,000		222,079,000		5,960,073

Small-Cap Fund
Del Monte Foods Company	47,639,506		–		393,202
Hilb Rogal & Hobbs Company	–		–		423,168
IHOP Corp	–		–		744,525
Jacuzzi Brands, Inc. *	–		182,622,500		–
Potlach Corporation	–		–		1,813,991
Ruddick Corporation	–		–		530,585
Service Corporation International	–		–		501,582
Texas Industries, Inc.	–		–		243,360

	$47,639,506		$182,622,500		$4,650,413

*  Non-income producing.
(a) Dividend income unless otherwise noted.
(b) Interest income.
(c) Notes exchanged for common stock.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	May 21, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 21, 2007

By	/s/ Julie M. Douglas
Julie M. Douglas
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 21, 2007

CERTIFICATIONS

I, O. Mason Hawkins, certify that:

1.	I have reviewed this report on Form N-Q of the Longleaf Partners Funds Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule
30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 21, 2007	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

A signed original of this written statement has been provided to Longleaf Partners Funds Trust and will be retained by Longleaf Partners Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.

CERTIFICATIONS

I, Julie M. Douglas, certify that:

1.	I have reviewed this report on Form N-Q of the Longleaf Partners Funds Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule
30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 21, 2007	/s/ Julie M. Douglas
Julie M. Douglas
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

A signed original of this written statement has been provided to Longleaf Partners Funds Trust and will be retained by Longleaf Partners Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.